UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FROM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:	Emerging Growth Advisors, Inc.
Address:	World Trade Center Baltimore
		401 E. Pratt St., Suite 211
		Baltimore, MD 21202-3041

13F File Number: 28-6448

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Peter S. Welles
Title:	President
Phone:	410-332-1021
Signature, Place, and Date of Signing:

Peter S. Welles	Baltimore, MD		July 26,2000


Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

	FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		63

Form 13F Information Table Value Total:		$355,906



List of Other Included Managers:			None




FORM 13F INFORMATION TABLE



       Column 1          Column 2    Column 3  Column 4 Column 5          Column 6   Column 7 Column8

                                                 VALUE   SHARES/ SH/PUT/ INVESTMENT   OTHER   VOTING AUTHORITY
    NAME OF ISSUER     TITLE OF CLAS   CUSIP   (x$1000)  PRN AMT PRNCALL DISCRETION  MANAGERS   SOLE  SHARED  NONE

AES Corp               Common        00130H105     5,055  110,800sh         sole               110,800
ATMI, Inc.             Common        00207R101    14,136  304,000sh         sole               304,000
Adaptec, Inc.          Common        00651F108     1,599   70,300sh         sole                70,300
Advantage Learning SystCommon        00757K100     8,072  525,000sh         sole               525,000
Aspect Telecomm        Common        045237104    13,170  335,000sh         sole               335,000
Atmel Corp.            Common        049513104     1,866   50,600sh         sole                50,600
Atrix Laboratories, IncCommon        04962L101       469   50,000sh         sole                50,000
AXENT Technologies, IncCommon        05459C108     3,722  150,000sh         sole               150,000
Bio-Plexus Inc.        Common        09057C106       250  100,000sh         sole               100,000
Carnival Corp.         Class A       143658102     1,170   60,000sh         sole                60,000
Checkpoint Sys Inc.    Common        162825103     3,075  410,000sh         sole               410,000
Comverse Technology    Common        205862402    22,097  237,600sh         sole               237,600
Dallas Semiconductor CoCommon        235204104    10,188  250,000sh         sole               250,000
Documentum, Inc.       Common        256159104    14,747  165,000sh         sole               165,000
Dollar Tree Stores Inc.Common        256747106     2,670   67,500sh         sole                67,500
Dura Pharmaceuticals   Common        26632S109       546   38,000sh         sole                38,000
E M C Corp Mass        Common        268648102    15,388  200,000sh         sole               200,000
Eateries Inc.          Common        277851101       394  100,000sh         sole               100,000
Elan PLC               ADR           284131208     2,906   60,000sh         sole                60,000
Epicor Software Corp.  Common        29426L108       596  238,200sh         sole               238,200
Flow International CorpCommon        343468104     3,000  300,000sh         sole               300,000
Fortel Inc.            Common        349550103     2,7561,050,000sh         sole              1,050,000
GenRad, Inc.           Common        372447102     1,803  200,300sh         sole               200,300
Health Mgmt Assoc Inc NClass A       421933102     1,698  130,000sh         sole               130,000
Innoveda Inc.          Common        45769F102     1,027  225,000sh         sole               225,000
JDS Uniphase Corp.     Common        46612J101    56,341  470,000sh         sole               470,000
JPM Company            Common       4659331098     1,073  195,000sh         sole               195,000
Kensey Nash Corp.      Common        490057106     4,172  375,000sh         sole               375,000
Legato Systems         Common        524651106    11,344  750,000sh         sole               750,000
Lo Jack Corp.          Common        539451104     2,914  420,000sh         sole               420,000
Mansur Industries      Common        564491108       269  100,000sh         sole               100,000
Mapics, Inc            Common        564910107       374   65,000sh         sole                65,000
Mexican Resturants     Common        59283R104       246   75,000sh         sole                75,000
Microsoft Corporation  Common        594918104     3,240   40,500sh         sole                40,500
Molecular Devices Corp Common        60851C107    18,086  261,400sh         sole               261,400
Navidec Inc.           Common        63934Q101       821   92,500sh         sole                92,500
Network Appliances Inc Common        64120l104    27,370  340,000sh         sole               340,000
Nextel Comm Inc.       Class A       65332V103    11,014  180,000sh         sole               180,000
Novellus Systems Inc.  Common        670008101     1,069   18,900sh         sole                18,900
P- Com Inc.            Common        693262107       853  150,000sh         sole               150,000
Pinnacle Systems Inc.  Common        723481107    13,940  620,000sh         sole               620,000
Planar Systems         Common        726900103     3,881  300,000sh         sole               300,000
Project Software       Common        74339P101     7,290  405,000sh         sole               405,000
ProsoftTraining.com    Common        743477101     8,322  495,000sh         sole               495,000
ProsoftTraining.com    Unregistered  743477101     2,572  180,000sh         sole               180,000
Proxim, Inc.           Common        744284100     8,907   90,000sh         sole                90,000
QRS Corp.              Common        74726X105     7,369  300,000sh         sole               300,000
Sawtek Inc.            Common        805468105     8,634  150,000sh         sole               150,000
SymmetriCom, Inc.      Common        871543104    11,363  450,000sh         sole               450,000
TJX Cos Inc new        Common        872540109     1,875  100,000sh         sole               100,000
Tower Automotive Inc.  Common        891707101       875   70,000sh         sole                70,000
Transcrypt Intl Inc.   Common        89363A101       818  374,000sh         sole               374,000
UroCor, Inc.           Common        91727P105       523  110,000sh         sole               110,000
Wind River Systems, IncCommon        973149107     7,954  210,000sh         sole               210,000



